Taxes on Income (Schedule of Income Tax Expense Included in the Statement of Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Taxes on Income [Abstract]
Current taxes	$ 1,935		$ 1,218		$ 2,192
Taxes in respect to previous years	(560)		(609)
Deferred taxes	206		678		692
Income tax expense	$ 1,581	[1]	$ 1,287	[1]	$ 2,884	[1]

[1]	Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US ,UK, Luxembourg and Cyprus subsidiaries that are calculated based on relevant local tax laws.